Expense Example - FidelityAdvisorCapitalDevelopmentFund-OPRO - FidelityAdvisorCapitalDevelopmentFund-OPRO - Fidelity Advisor Capital Development Fund - Fidelity Advisor Capital Development Fund - Class O
Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 57
3 years	179
5 years	313
10 years	$ 701